Condensed Statements of Operations (USD $)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2014	Sep. 30, 2014	Sep. 30, 2014
Revenues:
Sales
Expenses
General & administrative expenses	689	13	1,092
Stock-based compensation	2,000		2,000
Rent expense		300	400
Professional fees	20,000	20,000	41,000
Total Expenses	22,689	20,313	44,492
Net Loss for the Period	$ (22,689)	$ (20,313)	$ (44,492)
Basic and diluted loss per common share	$ 0.00	$ 0.00	$ 0.00
Weighted average number of common shares outstanding Basic and diluted	20,000,000	20,000,000	20,000,000